Valued Advisers Trust

Granite Value Fund

Supplement to the Prospectus and Statement of Additional Information

dated February 28, 2014

(as may be supplemented from time to time)

Supplement dated December 30, 2014

This supplement amends the Granite Value Fund (the “Fund”) Prospectus and Statement of Additional Information (“SAI”) each dated February 28, 2014, and is in addition to any other supplements.

Effective immediately, the Fund will have the ability to invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) for the purpose of gaining exposure to certain markets or sectors.

The section in the Prospectus titled “Principal Risks,” beginning on page 4 is amended by adding the following risks:

Risks of ETFs/Other Investment Companies. When the Fund invests in other mutual funds and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Sector Risks. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific, market, or economic developments. To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

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